RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 116	¥ 843	¥ 1,014
Housing subsidies			16
Contribution to pension plans	10	76	64
Total Compensation of key management personnel	$ 126	¥ 919	¥ 1,094